Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 155.38
Options Outstanding
Number of options outstanding (in shares) | shares	3.6
Weighted-average years to expiration of options outstanding	6 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 105.32
Aggregate intrinsic value of options outstanding | $	$ 179
Options Exercisable
Number of options exercisable (in shares) | shares	1.8
Weighted average exercise price of options exercisable (in dollars per share)	$ 90.38
Aggregate intrinsic value of options exercisable | $	$ 120
Weighted-average years to expiration of options exercisable	5 years 1 month 6 days
Range of Exercise Prices 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 38.29
Ceiling of exercise price range (in dollars per share)	$ 85.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	3 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 69.59
Aggregate intrinsic value of options outstanding | $	$ 56
Options Exercisable
Number of options exercisable (in shares) | shares	0.7
Weighted average exercise price of options exercisable (in dollars per share)	$ 69.59
Aggregate intrinsic value of options exercisable | $	$ 56
Range of Exercise Prices 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 85.01
Ceiling of exercise price range (in dollars per share)	$ 100.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.8
Weighted-average years to expiration of options outstanding	5 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 94.58
Aggregate intrinsic value of options outstanding | $	$ 51
Options Exercisable
Number of options exercisable (in shares) | shares	0.7
Weighted average exercise price of options exercisable (in dollars per share)	$ 93.82
Aggregate intrinsic value of options exercisable | $	$ 42
Range of Exercise Prices 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 100.01
Ceiling of exercise price range (in dollars per share)	$ 115.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	7 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 107.87
Aggregate intrinsic value of options outstanding | $	$ 32
Options Exercisable
Number of options exercisable (in shares) | shares	0.3
Weighted average exercise price of options exercisable (in dollars per share)	$ 108.13
Aggregate intrinsic value of options exercisable | $	$ 16
Range of Exercise Prices 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 115.01
Ceiling of exercise price range (in dollars per share)	$ 130.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	8 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 121.87
Aggregate intrinsic value of options outstanding | $	$ 24
Options Exercisable
Number of options exercisable (in shares) | shares	0.1
Weighted average exercise price of options exercisable (in dollars per share)	$ 121.18
Aggregate intrinsic value of options exercisable | $	$ 6
Range of Exercise Prices 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 130.01
Ceiling of exercise price range (in dollars per share)	$ 147.46
Options Outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	9 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 132.59
Aggregate intrinsic value of options outstanding | $	$ 16
Options Exercisable
Number of options exercisable (in shares) | shares	0.0
Weighted average exercise price of options exercisable (in dollars per share)	$ 132.90
Aggregate intrinsic value of options exercisable | $	$ 0